EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 14, 2013 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at
www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with (1) information regarding a change to the management fee for certain of the Trust’s Portfolios; (2) information regarding a change to the administrative services fee for each Portfolio of the Trust; (3) name change of the EQ/Van Kampen Comstock Portfolio; and (4) a revised fee table for EQ/High Yield Bond Portfolio.

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Information Regarding

EQ/Van Kampen Comstock Portfolio

The name of the EQ/Van Kampen Comstock Portfolio has changed to “EQ/Invesco Comstock Portfolio.” All references to EQ/Van Kampen Comstock Portfolio are hereby deleted in their entirety and replaced with “EQ/Invesco Comstock Portfolio.”

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Information Regarding

EQ/High Yield Bond Portfolio

The table in the section of the Prospectus entitled “Fees and Expenses of the Portfolio” under the heading “Annual Portfolio Operating Expenses” is hereby deleted in its entirety and replaced with the information listed below:

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/High Yield Bond Portfolio	Class IB Shares*	Class K Shares*
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses	0.33%	0.33%
Acquired Fund Fees and Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.32%	1.07%

    *Based on estimated amounts for the current fiscal year.

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On July 8-9, 2013, the Trust’s Board of Trustees approved changes to the management fee payable to the Manager by the following Portfolios of the Trust: EQ/Calvert Socially Responsible Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/International Equity Index Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio and EQ/Small Company Index Portfolio effective September 1, 2013.

The third table in the section of the Prospectus entitled “More Information on Fees and Expenses – Management Fees” is hereby deleted in its entirety and replaced with the following information:

The following table shows the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed in the tables effective September 1, 2013.

Portfolios	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Calvert Socially Responsible	0.50%	0.49%	0.48%	0.47%
EQ/Common Stock Index	0.35%	0.34%	0.33%	0.32%
EQ/Core Bond Index	0.35%	0.34%	0.33%	0.32%
EQ/Equity 500 Index	0.25%	0.24%	0.23%	0.22%
EQ/Intermediate Government Bond	0.35%	0.34%	0.33%	0.32%
EQ/International Equity Index	0.40%	0.39%	0.38%	0.37%
EQ/Large Cap Growth Index	0.35%	0.34%	0.33%	0.32%
EQ/Large Value Index	0.35%	0.34%	0.33%	0.32%
EQ/Mid Cap Index	0.35%	0.34%	0.33%	0.32%
EQ/Small Company Index	0.25%	0.24%	0.23%	0.22%

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On July 8-9, 2013, the Trust’s Board of Trustees approved changes to the administrative services fee payable to the Administrator by each Portfolio of the Trust.

The fourth paragraph in the section of the Prospectus entitled “More Information on Fees and Expenses – Management Fees” is hereby deleted in its entirety and replaced with the following information:

FMG LLC also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by FMG LLC include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, effective September 1, 2013, each Portfolio, except the PLUS Portfolios and certain other excluded Portfolios, pays FMG LLC its proportionate share of an asset-based administration fee for the Trust plus an annual fee of $30,000 per Portfolio whose total average annual net assets are less than $5 billion. The Trust’s asset-based administration fee (exclusive of certain Portfolios noted below) is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets, 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: the All Asset Allocation Portfolios, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/Franklin Templeton Allocation Portfolio, the Strategic Allocation Portfolios, the AXA Tactical Manager Portfolios, the EQ/Alliance Bernstein Small Cap Growth Portfolio, EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/Templeton Global Equity Portfolio, the EQ/Global Multi-Sector Equity Portfolio, the EQ/High Yield Bond Portfolio, and the EQ/Emerging Markets Equity PLUS, EQ/Equity Growth PLUS, EQ/International Core PLUS, EQ/International Value PLUS, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS, EQ/Large Cap Value PLUS, EQ/Mid Cap Value PLUS, EQ/Natural Resources PLUS, EQ/Real Estate PLUS, EQ/Global Bond PLUS Portfolio, and EQ/Quality Bond PLUS Portfolio (the “PLUS Portfolios”). Each of the EQ/Alliance Bernstein Small Cap Growth, EQ/Franklin Core Balanced, the EQ/Mutual Large Cap Equity, the EQ/AXA Franklin Small Cap Value Core, the EQ/Templeton Global Equity, the EQ/Global Multi-Sector Equity and the PLUS Portfolios pays FMG LLC its proportionate share of an asset-based administration fee for these Portfolios, which is equal to an annual rate of 0.150% of the first $20 billion of the Portfolios’ aggregate average daily net assets, 0.110% of the next $5 billion of the Portfolios’ aggregate average daily net assets, and 0.100% on the Portfolios’ aggregate average daily net assets thereafter, plus an annual fee of $32,500 per Portfolio whose average annual net assets are less than $5 billion. The EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio pays FMG LLC its proportionate share of an asset-based administration fee which is equal to an annual rate of 0.150% of the first $20 billion of aggregate average daily net assets; 0.110% of the next $5 billion of aggregate average daily net assets; and 0.100% of aggregate average daily net assets thereafter, plus an annual fee of $32,500 if its total average annual. For purposes of calculating the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio’s portion of the asset-based administration fee, its assets are combined with assets of the Trust’s AXA Tactical Manager Portfolios. The fees payable by the remaining excluded Portfolios (i.e., the All Asset Allocation Portfolios, the EQ/Franklin Templeton Allocation Portfolio, the Strategic Allocation Portfolios, and the AXA Tactical Manager Portfolios) are described in their respective prospectuses.

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EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 14, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2013, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding: (i) name changes to the EQ/Van Kampen Comstock Portfolio; (ii) changes to the administrative services fee payable by each Portfolio of the Trust.

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The name of the EQ/Van Kampen Comstock Portfolio has changed to “EQ/Invesco Comstock Portfolio.” Therefore all references to EQ/Van Kampen Comstock Portfolio are hereby deleted in their entirety and replaced with “EQ/Invesco Comstock Portfolio.”

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Effective September 1, 2013, information contained in first, second, third and fourth bulleted paragraphs the section of the SAI entitled “Investment Management and Other Services – The Administrator” hereby is deleted and replaced with the following information:

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Each Portfolio, except the EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/Templeton Global Equity Portfolio, the EQ/High Yield Bond Portfolio, the EQ/Global Multi-Sector Equity Portfolio, the All Asset Allocation Portfolios, the EQ/Franklin Templeton Allocation Portfolio, the AXA Tactical Manager Portfolios, the Strategic Allocation Portfolios, and the PLUS Portfolios, pays FMG LLC its proportionate share of an asset-based administrative fee for the Trust. This asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (excluding the Portfolios identified above), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter, plus $30,000 for each Portfolio whose total average annual net assets are less than $5 billion.

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Each of the EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Franklin Core Balanced, EQ/ AXA Franklin Small Cap Value Core, EQ/Mutual Large Cap Equity, EQ/Templeton Global Equity, the EQ/High Yield Bond Portfolio, EQ/Global Multi-Sector Equity and the PLUS Portfolios pays FMG LLC its proportionate share of an asset-based administration fee for these Portfolios, which is equal to an annual rate of 0.15% of the first $20 billion of the Portfolios’ aggregate average daily net assets, 0.110% of the next $5 billion of the Portfolios’ aggregate average daily net assets, and 0.10% of the Portfolios’ aggregate average daily net assets thereafter and an additional $32,500 for each Portfolio whose total average annual net assets are less than $5 billion.

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Each of the All Asset Allocation Portfolios, the EQ/Franklin Templeton Allocation and each of the Strategic Allocation Portfolios pays FMG LLC a fee at an annual rate of 0.15% on the first $15 billion of the Portfolios’ aggregate average daily net assets; 0.125% on the next $5 billion of the Portfolios’ aggregate average daily net assets; 0.10% on aggregate average daily net assets thereafter, plus $32,500 for each Portfolio whose total average annual net assets are less than $5 billion.

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Each AXA Tactical Manager Portfolio and the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio pays FMG LLC an asset-based administration fee for these Portfolios, which is equal to an annual rate of 0.150% on the first $20 billion of the aggregate average daily net assets of the Portfolios’ aggregate average daily net assets; 0.110% on the next $5 billion of the Portfolios’ aggregate average daily net assets; and 0.100% on the Portfolios’ aggregate average daily net assets thereafter, and an additional $32,500 for Portfolio whose total average annual net assets are less than $5 billion.

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